Trade and Other Payables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [Line Items]
Trade payables	₩ 2,606,861	₩ 2,859,721
Non trade payables	4,110,033	4,399,373
Accrued expenses	1,199,853	1,030,902
Leasehold deposits received	3,279	3,280
Other deposits received	151,150	232,084
Lease liabilities	4,621,096	5,070,133	₩ 283,806
Dividends payable	4,271	6,851
Trade and other payables Others
Advance received from local governments	4,278	5,818
Others	36,112	7,000
Others	40,390	12,818
Total trade and other payables	12,736,933	13,615,162
Current trade and other payables
Trade and other payables [Line Items]
Trade payables	2,606,861	2,859,721
Non trade payables	1,785,068	1,952,659
Accrued expenses	1,197,815	1,028,869
Leasehold deposits received	2,336	2,571
Other deposits received	83,505	163,382
Lease liabilities	576,665	635,349
Dividends payable	4,271	6,851
Trade and other payables Others
Advance received from local governments	0	0
Others	0	0
Others	0	0
Total trade and other payables	6,256,521	6,649,402
Non-current trade and other payables
Trade and other payables [Line Items]
Trade payables	0	0
Non trade payables	2,324,965	2,446,714
Accrued expenses	2,038	2,033
Leasehold deposits received	943	709
Other deposits received	67,645	68,702
Lease liabilities	4,044,431	4,434,784
Dividends payable	0	0
Trade and other payables Others
Advance received from local governments	4,278	5,818
Others	36,112	7,000
Others	40,390	12,818
Total trade and other payables	₩ 6,480,412	₩ 6,965,760